ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY - CONDENSED BALANCE SHEETS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 41,443	$ 52,232	$ 36,854
Time deposits	11,128	89
Restricted cash	36,146	42,145	23,852
Other current assets	24,957	14,138
Total current assets	351,266	321,176
Non-current assets
Deferred tax assets	1,185	953
Other long-term investments	12,114	8,651
Investment in an equity investee	354	460	$ 158
Total non-current assets	156,468	148,939
Total assets	507,734	470,115
Current liability
Accrued liabilities and other current liabilities	29,735	29,331
Total current liabilities	200,845	162,847
Non-current liability
Other liabilities	459	4,896
Total non-current liabilities	15,300	28,180
Total liabilities	216,145	191,027
Commitments and contingencies
Equity
Treasury shares	(20,908)	(10,341)
Total iClick Interactive Asia Group Limited shareholders’ equity	284,352	272,102
Total liabilities and equity	507,734	470,115
Parent Company | Reportable legal entities
Current assets
Cash and cash equivalents	789	402
Time deposits		46
Restricted cash	3,657	5,266
Other current assets	549	1,095
Total current assets	4,995	6,809
Non-current assets
Deferred tax assets	254	194
Investments in subsidiaries, VIE and VIE’s subsidiaries *	285,824	278,874
Other long-term investments	510	1,522
Investment in an equity investee	354	460
Total non-current assets	286,942	281,050
Total assets	291,937	287,859
Current liability
Accrued liabilities and other current liabilities	7,126	7,627
Total current liabilities	7,126	7,627
Non-current liability
Other liabilities	459	8,130
Total non-current liabilities	459	8,130
Total liabilities	7,585	15,757
Commitments and contingencies
Equity
Ordinary shares	48	46
Treasury shares	(20,908)	(10,341)
Other shareholders’ equity	305,212	282,397
Total iClick Interactive Asia Group Limited shareholders’ equity	284,352	272,102
Total liabilities and equity	$ 291,937	$ 287,859